5. NOTES PAYABLE - RELATED PARTY (Details Narrative) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
proceed from issuance of Notes			$ 1,000,000
Accrued interest	0		0		130,479	55,479
Interest expense	0	18,698	12,123	37,191	75,000	55,479
Advances from related party					$ 300,000
DermaStarMember
Related Party Transaction [Line Items]
Notes Holder	0.80%		0.80%
AlexejLadonnikovMember
Related Party Transaction [Line Items]
Notes Holder	0.20%		0.20%